UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2001

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
						( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 16, 2001

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$528,846

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      448  9490.00 SH       SOLE                  9490.00
AMERICAN HOME PRODUCTS CORP    com              026609107      247  4200.00 SH       SOLE                  4200.00
AMERICAN INTL GRP              com              026874107    20180 250678.58SH       SOLE                250678.58
APOLLO GROUP                   com              037604105    25047 763344.50SH       SOLE                763344.50
AUTOMATIC DATA PROCESSING      com              053015103    37488 689368.00SH       SOLE                689368.00
BERKSHIRE HATHAWAY CL B        com              846702074      289   133.00 SH       SOLE                   133.00
BP AMOCO PLC ADR               com              055622104      249  5024.00 SH       SOLE                  5024.00
BRISTOL-MYERS SQUIBB           com              110122108      295  4964.00 SH       SOLE                  4964.00
CARDINAL HEALTH                com              14149y108      220  2269.00 SH       SOLE                  2269.00
CINTAS CORP                    com              172908105    24610 624292.00SH       SOLE                624292.00
CITIGROUP INC                  com              172967101     9937 220930.09SH       SOLE                220930.09
COCA-COLA CO                   com              191216100     5949 131734.25SH       SOLE                131734.25
COX COMM INC CL A              com              224044107    12042 270674.00SH       SOLE                270674.00
ELAN PLC ADR                   com              284131208    26289 503144.00SH       SOLE                503144.00
EMC CORP                       com              268648102     4065 138266.00SH       SOLE                138266.00
EMERSON ELEC                   com              291011104    26473 426980.00SH       SOLE                426980.00
EXXON MOBIL CORP               com              30231g102     1448 17881.57 SH       SOLE                 17881.57
FEDL NATL MTG ASSOC            com              313586109      447  5610.00 SH       SOLE                  5610.00
FIRST DATA                     com              319963104      239  4000.00 SH       SOLE                  4000.00
FISERV                         com              337738108    13903 310781.00SH       SOLE                310781.00
GEMSTAR TV GUIDE               com              36866w106     6543 227580.00SH       SOLE                227580.00
GENERAL ELECTRIC               com              369604103    26118 623931.96SH       SOLE                623931.96
HARLEY DAVIDSON                com              412822108    15666 412796.60SH       SOLE                412796.60
HEWLETT-PACKARD                com              428236103      331 10600.00 SH       SOLE                 10600.00
ILLINOIS TOOL WORKS            com              452308109    15169 266865.00SH       SOLE                266865.00
IMMUNEX CORP                   com              452528102     1988 138920.00SH       SOLE                138920.00
IMS HEALTH INC                 com              449934108     9917 398268.53SH       SOLE                398268.53
INTEL CORP                     com              458140100      343 13026.00 SH       SOLE                 13026.00
J P MORGAN CHASE & CO.         com              46645h100      241  5357.00 SH       SOLE                  5357.00
JOHNSON & JOHNSON              com              478160104      427  4883.05 SH       SOLE                  4883.05
KOHLS CORP                     com              500255104      243  3939.00 SH       SOLE                  3939.00
MANPOWER INC WIS               com              56418h100     8835 306767.00SH       SOLE                306767.00
MARSHALL & ILSLEY              com              571834100      387  7320.00 SH       SOLE                  7320.00
MCLEODUSA INC CL A             com              582266102     2903 334200.00SH       SOLE                334200.00
MEDTRONIC INC                  com              585055106    30983 677368.74SH       SOLE                677368.74
MERCK & CO                     com              589331107    17467 230130.36SH       SOLE                230130.36
MICROSOFT CORP                 com              594918104    11522 210688.00SH       SOLE                210688.00
MOLEX INC                      com              608554101    20910 592659.97SH       SOLE                592659.97
NETWORK APPLIANCE              com              64120l104     1571 93450.00 SH       SOLE                 93450.00
NORTEL NETWORKS                com              656568102     3497 248905.17SH       SOLE                248905.17
NORTHERN TRUST                 com              665859104    13102 209625.00SH       SOLE                209625.00
OMNICOM GROUP INC              com              681919106    14664 176925.00SH       SOLE                176925.00
ORACLE CORPORATION             com              68389x105     2907 194032.00SH       SOLE                194032.00
PAYCHEX INC                    com              704326107    23023 621200.08SH       SOLE                621200.08
PFIZER INC                     com              717081103    39969 976052.75SH       SOLE                976052.75
SBC COMMUNICATIONS             com              78387g103      315  7047.00 SH       SOLE                  7047.00
SCHERING-PLOUGH                com              806605101     7810 213784.80SH       SOLE                213784.80
SYSCO CORP                     com              871829107    31514 1188760.75SH      SOLE               1188760.75
TELLABS INC                    com              879664100    10135 249100.00SH       SOLE                249100.00
TEXAS INSTRUMENTS              com              882508104      208  6703.00 SH       SOLE                  6703.00
WALGREEN CO COM                com              931422109      277  6784.07 SH       SOLE                  6784.07